Accounts Receivable, net	12 Months Ended
Dec. 31, 2023
Accounts Receivable Net
Accounts Receivable, net

3. Accounts Receivable, net

Accounts receivable, net consisted of the following as of December 31:

	2022 SGD	2023 SGD	2023 USD
Accounts receivable	3,422,136	3,535,071	2,615,953
Less: allowance for credit loss	(6,170)	(6,170)	(4,566)
Accounts receivable, net	3,415,966	3,528,901	2,611,387

Movement of the allowance for accounts receivable were as follows:

	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	USD
Beginning balance	6,170	6,170	4,566
Addition	-	2,750	2,035
Write-off		(2,750)	(2,035)
Ending balance	6,170	6,170	4,566

FBS GLOBAL LIMITED

Notes to Consolidated Financial Statements